Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Balance at January 1, 2018	[1]	$ 13,774
Purchases of marketable securities		14,070
Discount on marketable securities, net		(40)	(138)
Proceeds from maturity of marketable securities		(7,750)	$ (10,475)
Balance at June 30, 2018		$ 20,054

[1]	Including accrued interest in the amount of US$ 77 thousands and US$ 177 thousands as of December 31, 2017 and June 30, 2018 respectively.